SEGMENTED INFORMATION	9 Months Ended
Sep. 30, 2026
Notes and other explanatory information [abstract]
SEGMENTED INFORMATION
17.	SEGMENTED INFORMATION

The Company operates in two reportable segments. The Company organizes its two segments based on its product line as well as a corporate segment. The two segments are Drones and Corporate. The Drones segment derives its revenue from products and services related to the sale of unmanned aerial vehicles (UAV) while the Corporate segment includes all costs not directly associated with the Drone segment. The Company aggregates the information for the segments by analyzing the revenue stream and allocating direct costs to that respective segment. The Corporate segment is aggregated by relying on the entity that includes corporate costs (Draganfly Inc.).

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker.

Draganfly Inc. Notes to the Condensed Consolidated Interim Financial Statements For the Three and Nine Months Ended September 30, 2026 Expressed in Canadian Dollars (unaudited)

17.	SEGMENTED INFORMATION (CONT’D)

The board of the Company relies on executive management which assesses the financial performance and position of the group and makes strategic decisions. Executive management, which has been identified as being the chief operating decision maker, consists of the chief executive officer, chief operating officer and chief financial officer.

September 30, 2026	Drones	Corporate	Total
Sales of goods	$6,404,839	$-	$6,404,839
Provision of services	620,176	-	620,176
Total revenue	7,025,015	-	7,025,015
Segment loss	9,696,333	15,972,050	25,668,383
Finance and other costs	2,859,730	-	2,859,730
Depreciation	459,212	2,146	461,358
Amortization	5,417	-	5,417
Change in fair value of derivative liability	-	982,093	982,093
Loss on write down of inventory	516,112	-	516,112
Net loss for the period	$13,536,804	$16,956,289	$30,493,093

September 30, 2025	Drones	Corporate	Total
Sales of goods	$5,065,682	$-	$5,065,682
Provision of services	753,281	-	753,281
Total revenue	5,818,963	-	5,818,963
Segment loss	4,873,571	$9,606,914	14,480,485
Finance and other costs	403,392	7,102	410,494
Depreciation	226,771	7,632	234,403
Amortization	6,771	-	6,771
Change in fair value of derivative liability	-	(1,860,107)	(1,860,107)
Loss on write-off of notes receivable	-	69,646	69,646
Loss on write down of inventory	15,091	-	15,091
Net loss for the period	$5,525,596	$7,831,187	$13,356,783

Geographic revenue is measured by aggregating sales based on the location of the customer.

	September 30, 2026	December 31, 2025
Non-current assets
Canada	$3,802,615	$980,758
United States	3,802,964	548,473
	$7,605,579	$1,529,231

	For the three months ended September 30,		For the nine months ended September 30,
	2026	2025	2026	2025
Revenue
Canada	$1,615,558	$1,852,720	$5,683,259	$4,925,912
United States	432,867	303,273	1,341,756	893,051
	$2,048,425	$2,155,993	$7,025,015	$5,818,963

Draganfly Inc. Notes to the Condensed Consolidated Interim Financial Statements For the Three and Nine Months Ended September 30, 2026 Expressed in Canadian Dollars (unaudited)